UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

777 East Wisconsin Avenue, 10th Floor

Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

FRC Founders Index FundSM
FNDRX

ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2020

TABLE OF CONTENTS

Annual Letter	1
Performance Summary	4
Expense Example	5
Allocation of Portfolio Holdings	6
Schedule of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	27
Additional Information	28
Trustees and Officer Information	30
Privacy Notice	32

FRC Founders Index FundSM Management Discussion of Fund Performance (Unaudited)

Market Recap: From July 28, 2020 through September 30, 2020, the initial reporting period for the FRC Founders Index FundSM (“Fund”), the Russell 3000 broad-based U.S. equity market index gained 5.03%. This positive return followed a period of elevated market volatility in the first half of 2020 in which, reacting to the global COVID-19 pandemic, U.S. equity markets suffered a sharp decline in the February-March period followed by a gradual recovery in the period April through July. Given the continued economic headwinds presented by the ongoing COVID-19 crisis it is widely believed that the recovery in equity markets which began in late March 2020 and continued into the reporting period for the Fund was fueled in large part by an aggressive fiscal and monetary stimulus response effected in the U.S. and elsewhere.

During the reporting period the top three performing sectors in the Russell 3000 were Information Technology, Consumer Technology and Industrials, which gained 10.49%, 10.46% and 7.74%, respectively. The weakest performing sectors were Energy, Utilities and Real Estate which returned -17.04%, -1.45% and -1.12%, respectively.

Comments from Portfolio Management Team: The Fund seeks to provide investment results that correspond generally to the total return, before fees and expenses, of the First Republic Founders IndexSM (“Underlying Index” or “Index”). Consistent with the holdings of the Underlying Index, the Fund began trading in the quarter on July 28, 2020 with a basket of 455 individual public equity securities, each satisfying the definition of a founder-led or -influenced company and the liquidity and market capitalization requirements maintained by the Underlying Index. The Underlying Index is intended to give investors in the Fund a means of tracking the performance of an equal-weighted basket of founder-led or -influenced publicly-traded companies.

For the period beginning on July 28, 2020, the inception date of the Fund, through September 30, 2020 the Fund increased 5.13% while the Underlying Index increased 5.26%. Differences in performance between the Fund and the Underlying Index, the primary benchmark for the Fund, are primarily attributable to timing of trading activities and overall Fund expenses. The Fund had a net asset value of $15.00 on July 28, 2020 and ended the reporting period with a net asset value of $15.77.

During the reporting period the highest returns in the Fund by sector came from holdings in Utilities, Industrials and Consumer Discretionary which returned 28.80%, 14.42% and 12.08%, respectively. The worst performing sectors were Energy, Financials and Real Estate which returned -12.71%, 1.53% and 2.10%, respectively.

During the reporting period the top individual stock contributors to total return of the Fund were EXP World Holdings, SunRun Inc and Zoom Video Communications which returned 111.54%, 90.48% and 86.42%, respectively. The top detractors to Fund performance during the reporting period were Alector Inc, Nantkwest Inc and Vaxart Inc which returned -50.63%, -45.90% and -40.57%, respectively.

To compare the relative performance of founder-led or -influenced companies versus the broader equity market, the portfolio management team considers performance of the Fund vs secondary benchmarks, including the broad-based, market capitalization-weighted Russell 3000 Index and the Russell 1000 Equal Weighted Index. During the reporting period the Fund returned 5.13% vs a 5.03% return for the Russell 3000 and a 1.08% return for the Russell 1000 Equal Weighed Index.

Fund Performance – 7/28/20 through 9/30/20

Source: Bloomberg

During the quarter the Fund maintained broad diversification across sector and industry classifications with the three largest sectors - Information Technology, Health Care and Financials - accounting for 28.78%, 24.84% and 10.92% of total average Fund assets, respectively. Fund holdings, reflecting the Underlying Index weightings of founder-influenced companies, maintained a bias toward small- and mid-capitalization (“SMID”) companies, defined as companies with a market capitalization below $10bn. SMID holdings accounted for approximately 75.12% of total Fund assets on 9/30/20 vs 12.09% in the Russell 3000. As an equal-weighted fund of 455 securities, no single stock accounted for more than 0.52% of total assets.

First Republic Founders Index: The First Republic Founders Index is a rules-based, equal-weighted index intended to track fundamental aspects of founder-influenced companies, including the ability to move quickly and innovate, commitment to client satisfaction and culture, and long-term view of the business. The Index is designed to capture the characteristics of founder-influenced success across over 300 U.S. Equities. The Index was launched on October 7, 2019 and is administered by IHS Markit.

Russell 3000 (Russell 3000 Index): A market-capitalization-weighted equity index that provides exposure to the entire U.S. stock market. The index, which is maintained by FTSE Russell, tracks the performance of the 3,000 largest U.S.-traded stocks.

Russell 1000 EW (Russell 1000 Equal Weight Index): An equal-weighted index of 1000 large market capitalization U.S. companies.

S&P 500 Index is a market capitalization-weighted index of 500 large capitalization U.S. companies.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of fund holdings.

Investing involves risk, and principal loss is possible. Companies led by their founders involve risks related to ownership and management of the company, including entrenchment issues in which the founder uses his or her position in the company to further his or her personal gain or ambitions, which may negatively affect shareholders. The Fund is not actively managed and the Fund’s adviser will not sell a security due to current or projected performance of a security, industry or sector, unless that security is removed from the Index or the selling of that security is otherwise required upon a reconstitution of the Index in accordance with the index methodology. The performance of the Fund may diverge from that of the Index and may experience tracking error. The Fund’s investments may be concentrated in an industry or group of industries to the extent the Index is so concentrated which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Investing in small- and mid-cap companies involves additional risks such as limited liquidity and greater volatility. The Fund may invest in foreign securities which involves political, economic and currency risks, differences in accounting methods and greater volatility. These risks are greater in emerging markets. The Fund is newly organized with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

FRC Founders Index FundSM Performance Summary (Unaudited) September 30, 2020

Comparison of a Hypothetical $10,000 Investment in
the FRC Founders Index Fund;
and First Republic Founders Index; Russell 3000 Index;
Russell 1000 Equal Weight Index and S&P 500 Index

Investment Returns For the period ended September 30, 2020
Since Inception**
FRC Founders Index Fund*
With Sales Charges+	4.09%
Without Sales Charges	5.13%
First Republic Founders Index	5.26%
Russell 3000 Index	5.03%
Russell 1000 Equal Weight Index	1.08%
S&P 500 Index	4.83%

*	Commencement of operations on July 28, 2020.
**	Average annualized returns.
+	The Fund has a maximum initial sales charge of 1.00%.

FRC Founders Index FundSM Expense Example (Unaudited) September 30, 2020

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 28, 2020 to September 30, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value(1)	Ending Account Value	Expenses Paid During the Period(2)
Actual Fund Return	$1,000.00	$1,051.30	$0.91
Hypothetical 5% Return	1,000.00	1,007.99	0.89

(1)	The Fund commenced operations on July 28, 2020.
(2)

Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 65/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

FRC Founders Index FundSM Allocation of Portfolio Holdings (Unaudited) September 30, 2020
(Calculated as a percentage of Total Investments)

FRC Founders Index FundSM Schedule of Investments September 30, 2020

Security Description	Shares	Value
Common Stocks — 99.8%
Communication Services — 6.3%
Alphabet, Inc. - Class A*	73	$106,989
Alphabet, Inc. - Class C*	73	107,281
AMC Networks, Inc. - Class A*	4,309	106,476
Bandwidth, Inc. - Class A*	874	152,574
Cardlytics, Inc.*	1,434	101,197
Cargurus, Inc.*	4,384	94,826
Cars.com, Inc.*	17,936	144,923
Cinemark Holdings, Inc.	7,741	77,410
Cogent Communications Holdings, Inc.	1,352	81,188
DISH Network Corp. - Class A*	3,265	94,783
EverQuote, Inc. - Class A*	1,907	73,686
Facebook, Inc. - Class A*	459	120,212
GCI Liberty, Inc. - Class A*	1,475	120,891
Netflix, Inc.*	211	105,506
Nexstar Media Group, Inc. - Class A	1,282	115,290
Pinterest, Inc. - Class A*	4,480	185,965
Roku, Inc.*	715	134,992
Spotify Technology SA*	427	103,578
TechTarget, Inc.*	3,407	149,772
TripAdvisor, Inc.	5,363	105,061
Twitter, Inc.*	3,092	137,594
United States Cellular Corp.*	3,529	104,211
Vonage Holdings Corp.*	10,176	104,100
World Wrestling Entertainment, Inc. - Class A	2,341	94,740
Yelp, Inc.*	4,571	91,831
Zillow Group, Inc. - Class A*	1,871	189,981
Zillow Group, Inc. - Class C*	1,867	189,669
Zynga, Inc. - Class A*	11,648	106,230
Total Communication Services		3,300,956

Consumer Discretionary — 9.9%
1-800-Flowers.com, Inc. - Class A*	4,317	107,666
Accel Entertainment, Inc.*	11,187	119,813
Amazon.com, Inc.*	37	116,503
Boyd Gaming Corp.	5,051	155,015
Bright Horizons Family Solutions, Inc.*	953	144,894
CarMax, Inc.*	1,161	106,708
Carvana Co.*	808	180,232
Century Communities, Inc.*	3,350	141,806
Cheesecake Factory Inc/The	4,740	131,487
Dorman Products, Inc.*	1,612	145,693
DR Horton, Inc.	1,837	138,932
eBay, Inc.	1,889	98,417
Five Below, Inc.*	1,075	136,525
G-III Apparel Group Ltd.*	9,005	118,056
Grubhub, Inc.*	1,589	114,932
Guess?, Inc.	11,020	128,052
iRobot Corp.*	1,292	98,063

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Consumer Discretionary — 9.9% (Continued)
Las Vegas Sands Corp.	2,195	$102,419
LGI Homes, Inc.*	1,008	117,099
Lithia Motors, Inc. - Class A	630	143,602
MDC Holdings, Inc.	2,836	133,576
Meritage Homes Corp.*	1,342	148,143
Oxford Industries, Inc.	2,385	96,259
Peloton Interactive, Inc. - Class A*	1,747	173,372
Quotient Technology, Inc.*	14,016	103,438
Ralph Lauren Corp.	1,487	101,071
RealReal Inc/The*	8,571	124,022
Shake Shack, Inc. - Class A*	2,161	139,341
Shutterstock, Inc.	2,920	151,957
Skechers USA, Inc. - Class A*	3,719	112,388
Smith & Wesson Brands, Inc.	5,145	79,851
Sonic Automotive, Inc. - Class A	2,760	110,842
Stitch Fix, Inc. - Class A*	4,130	112,047
Tempur Sealy International, Inc.*	1,421	126,739
Tesla, Inc.*	357	153,157
Texas Roadhouse, Inc.	2,025	123,100
Under Armour, Inc. - Class A*	10,699	120,150
Under Armour, Inc. - Class C*	12,016	118,237
Urban Outfitters, Inc.*	6,387	132,913
Wayfair, Inc. - Class A*	506	147,251
Zumiez, Inc.*	4,196	116,733
Total Consumer Discretionary		5,170,501

Consumer Staples — 2.7%
Beyond Meat, Inc.*	837	138,992
Boston Beer Co Inc/The - Class A*	172	151,938
Central Garden & Pet Co. - Class A*	3,217	116,262
Central Garden & Pet Co.*	2,979	118,952
Freshpet, Inc.*	1,228	137,106
Inter Parfums, Inc.	2,390	89,267
J & J Snack Foods Corp.	875	114,092
National Beverage Corp.*	1,646	111,944
Nu Skin Enterprises, Inc. - Class A	2,383	119,364
PriceSmart, Inc.	1,717	114,095
United Natural Foods, Inc.*	5,757	85,606
USANA Health Sciences, Inc.*	1,271	93,609
Total Consumer Staples		1,391,227

Energy — 1.2%
Continental Resources, Inc./OK	6,128	75,252
Devon Energy Corp.	10,271	97,164
Kinder Morgan, Inc.	7,374	90,921
Matador Resources Co.*	12,408	102,490
Parsley Energy, Inc. - Class A	10,139	94,901
Scorpio Tankers, Inc.	8,492	94,007

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Energy — 1.2% (Continued)
Talos Energy, Inc.*	12,932	$83,411
Total Energy		638,146

Financials — 10.4%
Aflac, Inc.	3,040	110,504
American Financial Group, Inc./OH	1,771	118,622
AMERISAFE, Inc.	1,737	99,634
Apollo Global Management, Inc.	2,127	95,183
Ares Management Corp. - Class A	2,730	110,347
Athene Holding Ltd. - Class A*	3,298	112,396
BankUnited, Inc.	5,985	131,131
BlackRock, Inc.	194	109,329
Capital One Financial Corp.	1,732	124,462
Carlyle Group Inc/The	3,788	93,450
Charles Schwab Corp/The	3,093	112,059
Cohen & Steers, Inc.	1,610	89,741
Enstar Group Ltd.*	631	101,906
Essent Group Ltd.	3,133	115,952
Evercore, Inc. - Class A	1,883	123,261
FB Financial Corp.	4,553	114,371
Fidelity National Financial, Inc.	3,429	107,362
First Foundation, Inc.	6,834	89,320
Focus Financial Partners, Inc. - Class A*	2,988	97,977
Goosehead Insurance, Inc. - Class A	1,332	115,338
Home BancShares Inc/AR	7,013	106,317
Independent Bank Group, Inc.	2,643	116,768
Interactive Brokers Group, Inc. - Class A	2,073	100,188
Intercontinental Exchange, Inc.	1,183	118,359
Kinsale Capital Group, Inc.	692	131,605
KKR & Co, Inc.	3,151	108,205
Ladder Capital Corp.	13,981	99,545
LendingTree, Inc.*	350	107,411
MarketAxess Holdings, Inc.	207	99,689
Mercury General Corp.	2,718	112,444
Moelis & Co. - Class A	3,576	125,661
Morningstar, Inc.	719	115,479
Nelnet, Inc. - Class A	1,831	110,318
Palomar Holdings, Inc.*	1,338	139,473
PennyMac Financial Services, Inc.	2,598	150,996
PennyMac Mortgage Investment Trust	6,111	98,204
Pinnacle Financial Partners, Inc.	2,716	96,663
PRA Group, Inc.*	2,798	111,780
Preferred Bank/Los Angeles CA	2,640	84,797
Redwood Trust, Inc.	16,056	120,741
SEI Investments Co.	1,909	96,825
ServisFirst Bancshares, Inc.	3,162	107,603
Signature Bank/New York NY	1,011	83,903
Tradeweb Markets, Inc. - Class A	2,027	117,566
Trupanion, Inc.*	2,271	179,182

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Financials — 10.4% (Continued)
Veritex Holdings, Inc.	6,586	$112,160
Virtu Financial, Inc. - Class A	4,228	97,286
W R Berkley Corp.	1,790	109,458
Wintrust Financial Corp.	2,562	102,608
Total Financials		5,433,579

Health Care — 25.2%
10X Genomics, Inc. - Class A*	1,213	151,237
Adaptive Biotechnologies Corp.*	2,531	123,083
Aerie Pharmaceuticals, Inc.*	8,022	94,419
Akero Therapeutics, Inc.*	2,957	91,046
Alector, Inc.*	4,839	50,979
Allogene Therapeutics, Inc.*	2,652	100,007
Alnylam Pharmaceuticals, Inc.*	698	101,629
Amicus Therapeutics, Inc.*	7,008	98,953
Amphastar Pharmaceuticals, Inc.*	5,331	99,956
Apellis Pharmaceuticals, Inc.*	3,313	99,953
Applied Therapeutics, Inc.*	3,592	74,570
Arcus Biosciences, Inc.*	4,581	78,518
Arcutis Biotherapeutics, Inc.*	3,812	111,692
Axonics Modulation Technologies, Inc.*	2,769	141,330
Axsome Therapeutics, Inc.*	1,344	95,760
Bioxcel Therapeutics, Inc.*	2,184	94,698
Black Diamond Therapeutics, Inc.*	3,664	110,763
Blueprint Medicines Corp.*	1,377	127,648
Bridgebio Pharma, Inc.*	3,613	135,560
Cara Therapeutics, Inc.*	6,156	78,335
Castle Biosciences, Inc.*	2,446	125,847
Cerus Corp.*	16,198	101,399
ChemoCentryx, Inc.*	1,857	101,764
Coherus Biosciences, Inc.*	5,958	109,270
Corcept Therapeutics, Inc.*	6,677	116,213
Cortexyme, Inc.*	2,442	122,100
CorVel Corp.*	1,396	119,260
Cue Biopharma, Inc.*	5,005	75,325
Danaher Corp.	586	126,183
Deciphera Pharmaceuticals, Inc.*	2,065	105,934
Denali Therapeutics, Inc.*	4,084	146,330
Dicerna Pharmaceuticals, Inc.*	4,700	84,553
Eagle Pharmaceuticals, Inc./DE*	2,171	92,224
Emergent BioSolutions, Inc.*	1,124	116,143
Ensign Group, Inc./The	2,456	140,139
Exelixis, Inc.*	4,526	110,661
Fate Therapeutics, Inc.*	3,163	126,425
Frequency Therapeutics, Inc.*	4,870	93,553
Globus Medical, Inc. - Class A*	2,278	112,807
Gossamer Bio, Inc.*	8,254	102,432
Guardant Health, Inc.*	1,325	148,108
HealthStream, Inc.*	5,028	100,912

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Health Care — 25.2% (Continued)
Hologic, Inc.*	1,831	$121,707
Inogen, Inc.*	2,977	86,333
Inspire Medical Systems, Inc.*	1,109	143,116
Intercept Pharmaceuticals, Inc.*	2,467	102,282
Intra-Cellular Therapies, Inc.*	4,598	117,985
Invitae Corp.*	3,206	138,980
Ionis Pharmaceuticals, Inc.*	1,752	83,132
Jazz Pharmaceuticals Plc*	1,008	143,731
Karuna Therapeutics, Inc.*	1,155	89,305
Karyopharm Therapeutics, Inc.*	5,687	83,030
Kiniksa Pharmaceuticals Ltd. - Class A*	4,911	75,236
Kodiak Sciences, Inc.*	2,143	126,887
Krystal Biotech, Inc.*	2,618	112,705
Kura Oncology, Inc.*	6,098	186,843
LHC Group, Inc.*	595	126,473
Livongo Health, Inc.*	1,018	142,571
MacroGenics, Inc.*	3,830	96,478
Madrigal Pharmaceuticals, Inc.*	1,061	125,972
Masimo Corp.*	480	113,309
MEDNAX, Inc.*	5,889	95,873
Medpace Holdings, Inc.*	1,050	117,337
Merit Medical Systems, Inc.*	2,388	103,878
Moderna, Inc.*	1,375	97,281
Morphic Holding, Inc.*	4,297	117,480
Myriad Genetics, Inc.*	9,309	121,389
NantKwest, Inc.*	8,011	55,556
Natera, Inc.*	2,264	163,551
National Research Corp.	1,839	90,497
Neoleukin Therapeutics, Inc.*	9,384	112,608
Neurocrine Biosciences, Inc.*	816	78,467
NextGen Healthcare, Inc.*	9,745	124,151
NGM Biopharmaceuticals, Inc.*	5,836	92,851
Omeros Corp.*	7,725	78,061
Omnicell, Inc.*	1,651	123,264
ORIC Pharmaceuticals, Inc.*	4,615	115,421
Oyster Point Pharma, Inc.*	4,396	92,800
Passage Bio, Inc.*	4,874	63,898
Penumbra, Inc.*	572	111,185
PetIQ, Inc.*	3,167	104,258
Phathom Pharmaceuticals, Inc.*	3,529	129,408
Phreesia, Inc.*	3,671	117,949
Provention Bio, Inc.*	8,741	112,147
PTC Therapeutics, Inc.*	1,984	92,752
QIAGEN NV*	2,382	124,483
Quanterix Corp.*	3,873	130,675
RadNet, Inc.*	6,582	101,034
Reata Pharmaceuticals, Inc. - Class A*	717	69,850
Regeneron Pharmaceuticals, Inc.*	174	97,402
REGENXBIO, Inc.*	2,740	75,405

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Health Care — 25.2% (Continued)
Replimune Group, Inc.*	4,761	$109,598
ResMed, Inc.	558	95,658
REVOLUTION Medicines, Inc.*	4,241	147,587
Rubius Therapeutics, Inc.*	18,263	91,498
Sage Therapeutics, Inc.*	2,438	149,011
Seattle Genetics, Inc.*	620	121,328
Select Medical Holdings Corp.*	7,233	150,591
Silk Road Medical, Inc.*	2,340	157,271
Simulations Plus, Inc.	1,768	133,237
Sorrento Therapeutics, Inc.*	16,764	186,919
Stoke Therapeutics, Inc.*	4,515	151,207
Supernus Pharmaceuticals, Inc.*	4,423	92,175
Tabula Rasa HealthCare, Inc.*	1,882	76,729
TG Therapeutics, Inc.*	4,866	130,214
Translate Bio, Inc.*	5,809	79,060
Tricida, Inc.*	4,210	38,143
Twist Bioscience Corp.*	1,982	150,573
Ultragenyx Pharmaceutical, Inc.*	1,292	106,189
United Therapeutics Corp.*	911	92,011
UnitedHealth Group, Inc.	363	113,173
Universal Health Services, Inc. - Class B	1,126	120,505
Vaxart, Inc.*	7,613	50,626
Veeva Systems, Inc. - Class A*	445	125,130
Veracyte, Inc.*	3,611	117,321
Vir Biotechnology, Inc.*	2,177	74,736
Xencor, Inc.*	3,284	127,386
Y-mAbs Therapeutics, Inc.*	2,816	108,106
Zentalis Pharmaceuticals, Inc.*	2,591	84,700
Zogenix, Inc.*	3,757	67,363
Zynex, Inc.*	4,908	85,645
Total Health Care		13,198,394

Industrials — 5.3%
AAON, Inc.	1,913	115,258
Air Lease Corp.	3,682	108,325
Ameresco, Inc. - Class A*	3,841	128,289
API Group Corp.*	8,961	127,515
Axon Enterprise, Inc.*	1,191	108,024
Bloom Energy Corp. - Class A*	6,250	112,312
Cimpress Plc*	1,334	100,263
Clean Harbors, Inc.*	1,834	102,759
Colfax Corp.*	3,492	109,509
Copart, Inc.*	1,274	133,974
CoStar Group, Inc.*	159	134,913
FedEx Corp.	684	172,040
Foundation Building Materials, Inc.*	7,403	116,375
Insperity, Inc.	1,660	108,714
Lyft, Inc. - Class A*	3,584	98,739
MasTec, Inc.*	2,728	115,122

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Industrials — 5.3% (Continued)
PGT Innovations, Inc.*	6,574	$115,177
Plug Power, Inc.*	12,202	163,629
Sunrun, Inc.*	3,080	237,376
TransDigm Group, Inc.	254	120,680
TriNet Group, Inc.*	1,748	103,691
Vicor Corp.*	1,472	114,418
Total Industrials		2,747,102

Information Technology — 28.9%
2U, Inc.*	2,668	90,339
3D Systems Corp.*	16,103	79,066
Acacia Communications, Inc.*	1,628	109,727
Adobe, Inc.*	255	125,060
Akamai Technologies, Inc.*	978	108,108
Alarm.com Holdings, Inc.*	1,590	87,848
Altair Engineering, Inc. - Class A*	2,907	122,036
Alteryx, Inc. - Class A*	679	77,100
Ambarella, Inc.*	2,363	123,301
Analog Devices, Inc.	936	109,269
Appfolio, Inc. - Class A*	741	105,081
Appian Corp.*	2,388	154,623
Arista Networks, Inc.*	513	106,155
Atlassian Corp Plc - Class A*	629	114,346
Avalara, Inc.*	877	111,677
Bill.com Holdings, Inc.*	1,330	133,412
Blackline, Inc.*	1,293	115,892
Box, Inc. - Class A*	5,797	100,636
Cabot Microelectronics Corp.	794	113,391
Cadence Design Systems, Inc.*	1,113	118,679
Calix, Inc.*	7,369	131,021
CEVA, Inc.*	2,890	113,779
Ciena Corp.*	2,063	81,881
Cloudflare, Inc. - Class A*	3,054	125,397
Cognex Corp.	1,765	114,901
CommScope Holding Co, Inc.*	14,070	126,630
Cornerstone OnDemand, Inc.*	2,930	106,535
Crowdstrike Holdings, Inc. - Class A*	1,069	146,795
Datadog, Inc. - Class A*	1,247	127,394
Dell Technologies, Inc. - Class C*	2,094	141,743
Domo, Inc. - Class B*	3,237	124,074
Dropbox, Inc. - Class A*	5,291	101,905
Dynatrace, Inc.*	2,615	107,267
EchoStar Corp. - Class A*	4,189	104,264
Elastic NV*	1,229	132,597
Enphase Energy, Inc.*	1,904	157,251
Envestnet, Inc.*	1,440	111,110
EPAM Systems, Inc.*	424	137,071
Euronet Worldwide, Inc.*	1,079	98,297
Evo Payments, Inc. - Class A*	4,838	120,224

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Information Technology — 28.9% (Continued)
ExlService Holdings, Inc.*	1,749	$115,382
Fabrinet*	1,697	106,962
Fastly, Inc. - Class A*	1,339	125,437
First Solar, Inc.*	1,809	119,756
Fitbit, Inc. - Class A*	15,895	110,629
FleetCor Technologies, Inc.*	415	98,811
Fortinet, Inc.*	853	100,492
Globant SA*	696	124,737
Guidewire Software, Inc.*	962	100,308
HubSpot, Inc.*	510	149,037
Insight Enterprises, Inc.*	2,319	131,209
Intuit, Inc.	380	123,960
IPG Photonics Corp.*	645	109,631
Juniper Networks, Inc.	4,755	102,233
LivePerson, Inc.*	2,805	145,832
Manhattan Associates, Inc.*	1,211	115,638
ManTech International Corp./VA - Class A	1,688	116,269
MaxLinear, Inc.*	4,372	101,605
Medallia, Inc.*	4,017	110,146
MicroStrategy, Inc. - Class A*	916	137,913
Mimecast Ltd.*	2,665	125,042
MongoDB, Inc.*	533	123,395
Monolithic Power Systems, Inc.	447	124,986
NETGEAR, Inc.*	4,259	131,262
NetScout Systems, Inc.*	4,210	91,904
New Relic, Inc.*	1,648	92,881
NIC, Inc.	4,978	98,067
nLight, Inc.*	4,798	112,657
Nutanix, Inc. - Class A*	5,311	117,798
NVIDIA Corp.	270	146,129
Okta, Inc.*	541	115,693
Oracle Corp.	1,948	116,296
OSI Systems, Inc.*	1,567	121,615
PagerDuty, Inc.*	4,274	115,868
Palo Alto Networks, Inc.*	459	112,340
Paychex, Inc.	1,500	119,655
Paycom Software, Inc.*	375	116,738
Paylocity Holding Corp.*	802	129,459
PC Connection, Inc.	2,722	111,765
PDF Solutions, Inc.*	5,724	107,096
Pegasystems, Inc.	1,117	135,202
Photronics, Inc.*	9,867	98,275
Ping Identity Holding Corp.*	3,505	109,391
Pluralsight, Inc. - Class A*	5,899	101,050
Power Integrations, Inc.	1,814	100,496
PROS Holdings, Inc.*	2,566	81,958
Pure Storage, Inc. - Class A*	6,329	97,403
Q2 Holdings, Inc.*	1,236	112,797
QAD, Inc. - Class A	2,677	112,969

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Information Technology — 28.9% (Continued)
Qualys, Inc.*	1,005	$98,500
Rapid7, Inc.*	1,978	121,133
RealPage, Inc.*	1,667	96,086
Repay Holdings Corp.*	4,363	102,530
RingCentral, Inc. - Class A*	429	117,808
Sailpoint Technologies Holdings, Inc.*	3,723	147,319
salesforce.com, Inc.*	586	147,274
Sanmina Corp.*	4,231	114,449
ServiceNow, Inc.*	260	126,100
Silicon Laboratories, Inc.*	1,063	104,015
SiTime Corp.*	2,270	190,748
Slack Technologies, Inc. - Class A*	3,434	92,237
SolarEdge Technologies, Inc.*	631	150,399
Sprout Social, Inc. - Class A*	4,148	159,698
Square, Inc. - Class A*	903	146,783
SS&C Technologies Holdings, Inc.	1,922	116,319
StoneCo Ltd. - Class A*	2,710	143,332
Super Micro Computer, Inc.*	3,959	104,518
SVMK, Inc.*	4,827	106,725
Switch, Inc. - Class A	6,132	95,721
Synopsys, Inc.*	568	121,541
Tenable Holdings, Inc.*	3,702	139,751
Trade Desk Inc/The - Class A*	253	131,251
TTEC Holdings, Inc.	2,386	130,156
Twilio, Inc. - Class A*	492	121,568
Ubiquiti, Inc.	626	104,329
Universal Display Corp.	712	128,687
Upland Software, Inc.*	3,409	128,519
Varonis Systems, Inc.*	1,058	122,114
VeriSign, Inc.*	554	113,487
ViaSat, Inc.*	2,875	98,871
Virtusa Corp.*	3,368	165,571
Workday, Inc. - Class A*	602	129,508
Workiva, Inc.*	2,055	114,587
Yext, Inc.*	6,617	100,446
Zendesk, Inc.*	1,248	128,444
Zoom Video Communications, Inc. - Class A*	431	202,617
Zscaler, Inc.*	920	129,435
Zuora, Inc. - Class A*	9,162	94,735
Total Information Technology		15,129,367

Materials — 0.6%
Element Solutions, Inc.*	9,947	104,543
Summit Materials, Inc. - Class A*	6,347	104,979
Steel Dynamics, Inc.	4,085	116,954
Total Materials		326,476

Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	8,925	93,712

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Real Estate Investment Trusts (REITs) — 9.0% (Continued)
Agree Realty Corp.	1,722	$109,588
Alexandria Real Estate Equities, Inc.	674	107,840
American Campus Communities, Inc.	3,196	111,604
American Finance Trust, Inc.	14,787	92,714
Apartment Investment and Management Co.	2,889	97,417
Apple Hospitality REIT, Inc.	11,874	114,109
Brandywine Realty Trust	10,233	105,809
Camden Property Trust	1,206	107,310
Community Healthcare Trust, Inc.	2,553	119,378
Crown Castle International Corp.	657	109,390
DiamondRock Hospitality Co.	20,093	101,871
EPR Properties	3,369	92,647
Equity Residential	1,911	98,092
Essex Property Trust, Inc.	488	97,985
eXp World Holdings, Inc.*	6,698	270,197
Extra Space Storage, Inc.	1,125	120,364
First Industrial Realty Trust, Inc.	2,849	113,390
GEO Group, Inc./The	9,079	102,956
Getty Realty Corp.	3,653	95,015
Gladstone Commercial Corp.	5,943	100,140
Healthcare Trust of America, Inc.	4,269	110,994
Hudson Pacific Properties, Inc.	4,547	99,716
Innovative Industrial Properties, Inc.	1,181	146,574
Invitation Homes, Inc.	3,998	111,904
iStar, Inc.	9,192	108,558
Kimco Realty Corp.	9,177	103,333
Life Storage, Inc.	1,157	121,797
Macerich Co./The	12,297	83,497
Marcus & Millichap, Inc.*	3,947	108,622
Medical Properties Trust, Inc.	6,031	106,327
Monmouth Real Estate Investment Corp.	7,801	108,044
National Health Investors, Inc.	1,923	115,899
National Storage Affiliates Trust	3,744	122,466
Pebblebrook Hotel Trust	9,239	115,765
RLJ Lodging Trust	12,436	107,696
SBA Communications Corp.	377	120,067
SL Green Realty Corp.	2,222	103,034
STAG Industrial, Inc.	3,642	111,045
STORE Capital Corp.	4,916	134,846
Terreno Realty Corp.	2,078	113,791
Vornado Realty Trust	2,891	97,456
Total Real Estate Investment Trusts (REITs)		4,712,959

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2020

Security Description	Shares	Value
Utilities — 0.3%
Sunnova Energy International, Inc.*	5,686	$172,911
Total Utilities		172,911

Total Common Stocks (Cost — $49,962,922)		$52,221,618

Short Term Investment — 0.0%
First American Government Obligations Fund - Class X - 0.07% (a)	20,017	$20,017
Total Short Term Investment (Cost — $20,017)		$20,017

Total Investments — 99.8% (Cost — $49,982,939)		52,241,635
Other Assets in Excess of Liabilities — 0.2%		85,872
Total Net Assets — 100.0%		$52,327,507

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Assets and Liabilities September 30, 2020

Assets:
Investments in securities at value (cost $49,982,939)	$52,241,635
Receivables:
Fund shares sold	75,750
Dividends and interest	25,795
Due from Adviser	22,060
Prepaid expenses	25,566
Total assets	52,390,806

Liabilities:
Payables:
Accrued other expenses and other liabilities	63,299
Total liabilities	63,299

Net Assets	$52,327,507

Components of Net Assets:
Paid-in capital	$50,040,885
Total distributable earnings	2,286,622
Net Assets	$52,327,507

Net Assets	$52,327,507
Shares Outstanding (unlimited number of shares authorized, no par value)	3,317,861
Net asset value, offering and redemption price per share *	$15.77
Maximum Public Offering Price (based on maximum initial sales charge of 1.00%)	$15.93

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Operations For the Period Ended September 30, 2020*

Investment Income:
Dividend income	$70,303
Interest income	12
Total investment income	70,315

Expenses:
Advisory fees	21,854
Administration and fund accounting fees (Note 3)	19,648
Custody fees (Note 3)	12,210
Audit fees	11,968
Registration fees	10,444
Transfer agent fees and expenses (Note 3)	5,952
Shareholder reporting fees	3,968
Trustees’ fees (Note 3)	3,940
Compliance fees (Note 3)	2,624
Legal fees	2,304
Miscellaneous expenses	1,408
Total expenses	96,320
Less: Expenses waived or reimbursed by the Adviser (Note 3)	(52,611)
Net expenses	43,709
Net investment income	26,606

Realized and Unrealized Gain on Investments
Net realized gain on investments	1,320
Net change in unrealized appreciation/depreciation on investments	2,258,696
Net realized and unrealized gain on investments	2,260,016

Net increase in Net Assets Resulting from Operations	$2,286,622

*	Commencement of operations on July 28, 2020

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Changes in Net Assets

For the Period ended September 30, 2020*
Operations:
Net investment income	$26,606
Net realized gain on investments	1,320
Net change in unrealized appreciation/depreciation on investments	2,258,696
Net increase in net assets resulting from operations	2,286,622

Capital Transactions:
Proceeds from shares sold	50,555,824
Cost of shares repurchased	(520,140)
Redemption fees	5,201
Net increase in net assets from capital transactions	50,040,885
Total Increase in Net Assets	52,327,507

Net Assets:
Beginning of period	—
End of period	$52,327,507

Capital Share Transactions:
Shares sold	3,351,854
Shares repurchased	(33,993)
Net increase in shares outstanding	3,317,861

*	Commencement of operations on July 28, 2020

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Financial Highlights
For a capital share outstanding throughout the period:

	For the Period ended September 30, 2020*
Net Asset Value, Beginning of Period	$15.00

Income from Investment Operations:
Net investment income (1)	0.01
Net realized and unrealized gain on investments	0.76
Total Income from Investment Operations	0.77

Redemption Fee Proceeds (1)	0.00	(2)

Net Asset Value, End of Period	$15.77

Total Return	5.13	%(3)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$52,328
Ratio of expenses to average net assets
Before fees waived or reimbursed by the Adviser	1.10	%(4)
After fees waived or reimbursed by the Adviser	0.50	%(4)
Ratio of net investment income (loss) to average net assets
Before fees waived or reimbursed by the Adviser	-0.30	%(4)
After fees waived or reimbursed by the Adviser	0.30	%(4)
Portfolio turnover rate	0	%(3)(5)

*	Commencement of operations on July 28, 2020.

(1)	Per share amounts have been calculated using average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Not Annualized.

(4)	Annualized.

(5)	Amount represents less than 1%.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Notes to Financial Statements September 30, 2020

Note 1 – Organization

FRC Founders Index Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. First Republic Investment Management, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was July 28, 2020. The investment objective of the Fund seeks to provide investment results that track the total return performance, before fees and expenses, of the First Republic Founders IndexSM (the “Index”).

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (NAV). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -

quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2020

Level 2 -

observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$52,221,618	$—	$—	$52,221,618
Short-Term Investment	20,017	—	—	20,017
Total	$52,241,635	$—	$—	$52,241,635

See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

(c) Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

As of and during the period ended September 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2020

(e) REIT distributions – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.25%. The Adviser has voluntarily waived the advisory fee until at least January 2022. Additionally, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses in order to limit the Total Annual Fund Operating Expenses to 0.50% of average daily net assets of the Fund shares.

The Adviser is permitted to recapture amounts waived under the contractual expense limitation and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At September 30, 2020, the amount reimbursed by the Adviser and subject to potential recapture was $30,757.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended September 30, 2020, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$19,648
Compliance Services	2,624
Custody	12,210
Transfer Agency	5,952

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2020

At September 30, 2020, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody, transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$19,648
Compliance Services	2,624
Custody	12,210
Transfer Agency	5,952

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 1.00% for the Fund. The sales charge imposed on purchases will not be charged to investors who have opened an account directly with the Adviser.

The $23 payable is included in the Accrued other expenses and other liabilities in the Statement of Assets and Liabilities. The Independent Trustees were paid $3,940 for their services and reimbursement of travel expenses during the period ended September 30, 2020. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2020, Pershing LLC held approximately 100%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Note 5 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended September 30, 2020, were as follows:

Purchases	$50,002,150
Sales	$26,401

Note 6 – Federal Income Tax Information

At September 30, 2020, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, and the distributable earnings were as follows:

Tax Cost of Investments	$49,982,941
Unrealized Appreciation	4,596,123
Unrealized Depreciation	(2,337,429)
Net Unrealized Appreciation on Investments	2,258,694
Undistributed ordinary income	26,606
Undistributed long-term gain	1,322
Total Distributable Earnings	$2,286,622

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2020

No distributions were paid during the period ended September 30, 2020.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2020, the Fund had no late-year or post-October losses.

At September 30, 2020, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Redemption Fees

The Fund charges a 1.00% redemption fee on the redemption of shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to the Statement of Changes in Net Assets for fees recognized.

Note 9 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to September 30, 2020 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 10 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

FRC Founders Index FundSM Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of FRC Founders Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of FRC Founders Index Fund, a series of shares of beneficial interest in Trust for Advised Portfolios (the “Fund”), including the schedule of investments, as of September 30, 2020, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from July 28, 2020 (commencement of operations) through September 30, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations, the changes in its net assets and its financial highlights for the period from July 28, 2020 through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania
November 24, 2020

FRC Founders Index FundSM Additional Information (Unaudited) September 30, 2020

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-928-0298 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated the Operational Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

Tax Information

For the fiscal period ended September 30, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2020 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Approval of Investment Advisory Agreement

At a meeting held on November 13, 2019, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (“Advisory Agreement”) with First Republic Investment Management, Inc. (“Adviser”) for the FRC Founders Index Fund (“Fund”).

FRC Founders Index FundSM Additional Information (Unaudited) (Continued) September 30, 2020

Ahead of the November meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser, and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Independent Trustees were assisted in their review by independent legal counsel, and met with counsel in executive session separate from representatives of the Adviser. The Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement. The Trustees evaluated a number of considerations they believed, in light of the legal advice furnished to them by counsel and their own business judgment to be relevant, and then made decisions in their business judgment. In considering the approval of the Advisory Agreement for an initial two-year period, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Trustees took into account that the Adviser would be providing the securities index that the Fund would seek to track. The Trustees also considered, among other things, the Adviser’s resources and compliance structure, its chief compliance officer, its compliance record, and its disaster recovery/business continuity plan. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided should be satisfactory and reliable.

●

The Trustees reviewed the anticipated cost of the services to be provided by the Adviser, and the structure and level of advisory fees to be paid to the Adviser by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Trustees also considered that the Adviser would contractually agree to limit the Fund’s operating expenses to a certain level for a period of time. The Board noted that the Fund’s advisory fee and net expense ratio was lower than its peer group median and average. The Board further noted that the advisory fee was well within the peer group range. After reviewing the materials that were provided, the Board concluded that the fees to be received by the Adviser were fair and reasonable.

●

The Trustees considered the Adviser’s assertion that, based on the anticipated asset size of the Fund, economies of scale will not be met initially. In evaluating economies of scale, the Trustees also took into account the Adviser’s commitment to limit the Fund’s operating expenses for a period of time. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●

The Trustees considered the anticipated profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the November meeting materials and took into account both direct and indirect benefits to the Adviser from managing the Fund. After a review of the relevant financial information, the Trustees concluded that the Adviser’s anticipated profits from managing the Fund should not be excessive and that the Adviser had sufficient financial resources to support the Fund.

FRC Founders Index FundSM Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 – present); Founder and Managing Partner of Bent Gate Advisors, LLC (2009 – 2012)	1	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014).	1	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	1	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	1	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018, Chairman since 2018; President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	1	None

FRC Founders Index FundSM Trustees and Officer Information (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)

Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)

The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)

Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was, until March 31, 2020, an interested person of Quasar Distributors, LLC, the Trust’s distributor.

The Fund’s Statement of Additional Information (“SAI”) includes information about the Fund’s Trustees and is available without charge, upon request, by calling 1-888-928-0298.

FRC Founders Index FundSM Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
First Republic Investment Management, Inc.
111 Pine Street
San Francisco, California 94111

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Chrystal, Albert J. DiUlio, Harry E. Resis, Brian Ferrie and Wan-Chong Kung are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FRC Founders Index Fund

	FYE 09/30/2020	FYE 09/30/2019
Audit Fees	$10,050	N/A
Audit-Related Fees	None	N/A
Tax Fees	$2,100	N/A
All Other Fees	None	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FRC Founders Index Fund

	FYE 09/30/2020	FYE 09/30/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

FRC Founders Index Fund

Non-Audit Related Fees	FYE 09/30/2020	FYE 09/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	December 8, 2020

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	December 7, 2020